Benefit Plans	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
(13)	Benefit Plans

2004 Stock Incentive Plan

In October 2004, the shareholders of the Company approved the 2004 Stock Incentive Plan. Under this plan, 90,000 shares of common stock are available for issuance under a variety of awards. An additional 40,146 shares were made available for issuance to settle past deferred compensation obligations. This new plan replaced the Director’s retirement plan that was effective since September 1995. At the time of adoption, the directors had the option to reallocate their deferred compensation assets.

In May 2009, the Board of Directors voted to terminate the directors deferred compensation portion of the Plan. Accordingly, 57,255 deferred shares were distributed to the respective directors in May 2010, and are now included as issued shares. The remaining portion of the Plan continues to remain in effect. As of June 30, 2012 there are 7,000 non-vested shares outstanding under this plan.

A summary of the status of the Company’s non-vested shares as of June 30, 2012 is presented below:

	Common Shares	Weighted Average Grant-Date Fair Value
Non-Vested as of June 30, 2011	2,250	$7.10
Vested	2,250	7.10
Issued	10,000	0.84
Forfeited	3,000	0.84
Non-vested at June 30, 2012	7,000	$0.84

As of June 30, 2012 there was $4,000 of total unrecognized compensation costs related to non-vested share-based compensation. The cost is expected to be recognized over a weighted average period of 26 months. During the year ended June 30, 2012, 10,000 restricted shares were issued to members of executive management. At grant date, vesting of the shares was “cliff” vesting at the end of a three year period. As of March 2, 2012, 3,000 shares were forfeited upon employment termination. Compensation expense recognized in connection with these plans during the years ended June 30, 2012 and 2011 was $2,000 and $5,000, respectively.

Stock Options

The Company's 1996 Stock Options and Incentive Plan (Plan) was approved by the stockholders at the 1996 annual meeting. The Plan provides for the granting of options to acquire common stock to directors and key employees. Option prices are equal or greater than the estimated fair market value of the common stock at the date of the grant. In October 1996, the Company granted options to purchase 137,862 shares at $4.60 per share. There are no remaining options to be issued under this plan.

The Company’s 2000 Stock Option and Incentive Plan was approved by the stockholders at the 2000 annual meeting. The Plan provides for the granting of options to acquire common stock to directors and key employees. Option prices are equal or greater than the estimated fair market value of the common stock at the date of the grant. The Plan provides for one-fifth of the options granted to be exercisable on each of the first five anniversaries of the date of grant. Under this plan, in August 2001 the Company granted options to purchase 99,975 shares at $6.29 per share. There are 8,971 options eligible to be issued under this plan.

The following table summarizes the changes in the Company's stock option plans during the past two years.

		Weighted		Weighted
		Average		Average	Aggregate
		Exercise	Options	Exercise	Intrinsic
	Options	Price	Exercisable	Price	Value(000s)
Outstanding, June 30, 2010	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, June 30, 2011	20,832	$6.29	20,832	$6.29	$-
Granted	-	-
Exercised	-	-
Cancelled	(20,832)	6.29
Outstanding, June 30, 2012	-	$-	-	$-	$-

There are no stock options outstanding at June 30, 2012.

401(K) Retirement Savings Plan

The Company has a 401(k) Retirement Savings Plan. Employees may contribute a percentage of their salary subject to limitations established by the Internal Revenue Service. The Company is obligated to contribute 3% of each employee's salary, whether or not the employee contributes their own money. All employees who have completed six months of service with the Company in which they have worked more than 500 hours, and are at least 21 years old, are eligible to participate. The Company's contribution to this plan was $74,000 and $84,000 for the years ended June 30, 2012 and 2011, respectively. Additionally, there is a discretionary profit sharing component to the 401K plan. There were no discretionary contributions for the plan for the years ended June 30, 2012 and 2011.